Financial and capital risk management	12 Months Ended
Dec. 31, 2021
Financial and capital risk management
Financial and capital risk management

20. Financial and capital risk management

The Company is exposed to several financial and capital risk factors that may impact its performance and equity position. The evaluation of the exposure to financial and capital risks is performed periodically to support decision making process regarding the risk management strategy.

The Company's policy aims at establishing a capital structure that will ensure the continuity of our business in the long term. Within this perspective, the Company has been able to deliver value to stockholders through dividend payments and capital gain, and at the same time maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.

The Board of Directors establishes and supervises the management of financial risks with the support of a Financial Committee. The Financial Committee ensures that Company's financial activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company's policies and objectives.

The Company has developed its strategy through an integrated view of the risks to which it is exposed, considering not only the risk, generated by of variables traded in the financial market (market risk) and the liquidity risk, but also the risk arising from obligations assumed by third parties to the Company (credit risk), among others.

The Company uses derivative financial instruments to protect its exposure to these market risks arising from operating, financing and investment activities. The portfolios composed of these financial instruments are monitored monthly , allowing the monitoring of financial results and their impact on cash flow. The Company applies hedge accounting to its net investment in foreign operation and nickel, palladium and coal revenue programs.

The Company does not have any derivatives increasing financial leverage beyond the nominal amount of its contracts. The Company contracts derivatives solely to mitigate market risks.

Risks	Origin of the exhibition	Management
Market Risk - Exchange Rate	Financial instruments and other financial liabilities that are not denominated in US$	Swap and forward operations
Market risk - Interest rate	Loans and financing indexed to different interest rates including, but not limited to, LIBOR and CDI	Swap operations
Market risk - Product and input prices	Volatility of commodity and input prices	Forward operations and option contracts
Credit Risk	Receivables, derivative transactions, guarantees, advances to suppliers and financial investments	Portfolio diversification and policies for monitoring counterparty solvency and liquidity indicators
Liquidity risk	Contractual or assumed obligations	Availability of revolving credit lines

a)	Method and techniques of valuation of derivatives

The risk of the derivatives portfolio is measured using the delta-Normal parametric approach and considers that the future distribution of the risk factors and its correlations tends to present the same statistic properties verified in the historical data. The value at risk estimate considers a 95% confidence level for a one-business daytime horizon.

The derivative financial instruments were evaluated using the curves and market prices that impact each instrument on the calculation dates. For the pricing options the Company generally uses the Black & Scholes model. In this model, the fair value of the derivative is obtained basically as a function of the volatility and price of the underlying asset, the exercise price of the option, the risk-free interest rate and the term to maturity of the option. In the case of options where the result is a function of the average price of the underlying asset in a certain period of the option's life, called Asian, the Company uses the Turnbull & Wakeman model. In this model, in addition to the factors that influence the option price in the Black & Scholes model, the average price formation period is considered.

In the case of swaps, both the present value of the active and the passive tip are estimated by discounting their cash flows by the interest rates in the corresponding currencies. The fair value is obtained by the difference between the present value of the active tip and the passive tip of the swap in the reference currency. In the case of swaps linked to Brazilian long-term interest rate ("TJLP"), the fair value calculation considers the constant TJLP, i.e., projections of future cash flows in reais are made considering the last TJLP disclosed.

Forward and future contracts are priced using the future curves of the respective underlying assets. These curves are usually obtained from the exchanges where these assets are traded, such as the London Metals Exchange ("LME"), the Commodities Exchange ("COMEX") or other market price providers. When there is no price for the desired maturity, the Company uses interpolations between the available maturities.

a.i)	Effects of derivatives on the balance sheet

	Assets
	December 31, 2021		December 31, 2020
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
IPCA swap	41	—	7	38
Eurobond's swap	—	—	—	3
Pre-dollar swap and forward transactions	20	9	—	9
Libor swap	1	11	—	—
	62	20	7	50

Commodities price risk
Base metals products	28	—	30	—
Gasoil, Brent and freight	8	—	97	—
	36	—	127	—
Others	13	—	—	16
	13	—	—	16
Total	111	20	134	66

	Liabilities
	December 31, 2021		December 31, 2020
	Current	Non-current	Current	Non-current
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	151	440	111	525
IPCA swap	6	113	72	100
Eurobond's swap	—	—	4	—
Pre-dollar swap and forward transactions	57	38	63	58
Libor swap	—	1	1	6
	214	592	251	689
Commodities price risk
Base metals products	27	—	46	—
Gasoil, Brent and freight	2	—	13	—
	29	—	59	—
Others	—	—	18	—
	—	—	18	—
Total	243	592	328	689

a.ii)	Net exposure

	December 31, 2021	December 31, 2020
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(591)	(636)
IPCA swap	(78)	(127)
Eurobond's swap	—	(1)
Pre-dollar swap and forward transactions	(66)	(112)
Libor swap (i)	11	(7)
	(724)	(883)
Commodities price risk
Base metals products	1	(16)
Gasoil, Brent and freight	6	84
	7	68
Others	13	(2)
	13	(2)
Total	(704)	(817)

(i) In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. The Company has a multidisciplinary group dedicated to studying the rate transition and its potential impacts and is monitoring and advising various areas of Vale on the necessary initiatives.

a.iii)	Effects of derivatives on the income statement

	Gain (loss) recognized in the income statement
	Year ended December 31,
	2021	2020	2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(155)	(746)	(39)
IPCA swap	28	(262)	118
Eurobonds swap	(28)	28	(39)
Pre-dollar swap and forward transactions	(20)	(160)	2
Libor swap	16	(7)	—
	(159)	(1,147)	42
Commodities price risk
Base metals products	(2)	10	58
Gasoil, Brent and freight	127	(134)	42
	125	(124)	100

Others	11	61	102
	11	61	102
Total	(23)	(1,210)	244

a.iv)	Effects of derivatives on the cash flows

	Financial settlement inflows (outflows)
	Year ended December 31,
	2021	2020	2019
Foreign exchange and interest rate risk
CDI & TJLP vs. US$ fixed and floating rate swap	(142)	(141)	(381)
IPCA swap	(18)	—	(28)
Eurobonds swap	(29)	(6)	(5)
Pre-dollar swap and forward transactions	(79)	(49)	8
Libor swap	(2)	—	—
	(270)	(196)	(406)
Commodities price risk
Base metals products	—	8	48
Gasoil, Brent and freight	205	(206)	2
	205	(198)	50
Others	—	68	21

Derivatives designated as cash flow hedge accounting
Nickel	(67)	292	11
Palladium	5	—	—
Coal	(70)	—	—
	(132)	292	11
Total	(197)	(34)	(324)

a.v)	Hedge accounting

	Gain(loss) recognized in the other comprehensive income
	Year ended December 31,
	2021	2020	2019
Net investments hedge	(118)	(578)	(74)
Cash flow hedge (Nickel and Palladium)	3	(105)	102

Net investment hedge - The Company uses hedge accounting for foreign exchange risk arising from Vale S.A.’s net investments in Vale International S.A. and Vale Holding BV. With the hedge program, the Company's debt with third parties denominated in United States dollars and euros serves as a hedge instrument for investments in these subsidiaries. In March 2021, the Company redeemed all its euro bonds (note 23). As a result, the amount of debt designated as a hedge instrument for this investment is US$2,097 as at December 2021. As a result of the hedge program, the impact of the exchange rate variation on the debt denominated in dollars and euros is now partially recorded in other comprehensive results, as “Translation adjustments”.

Cash flow hedge (Nickel) - To reduce the cash flow volatility due to nickel price fluctuations, the Company implemented the Nickel Revenue Hedge Program in 2019. In this program, hedging operations were executed, through option contracts, to protect a portion of the projected volume of sales at floating, highly probable realization prices, guaranteeing prices above the average unit cost of nickel production for the protected volumes.

In April 2020, the option contracts were liquidated to increase the Company's cash position as a result of the pandemic in order to increase the Company's liquidity, temporarily discontinuing the Nickel Revenue Hedge program. The amount that was accumulated in the cash flow hedge reserve up to the settlement date of these option contracts is being recycled to income as the sale of nickel is recognized in the income statement.

In October 2020, the Company executed new hedge operations, continuing the Nickel Revenue Hedge program. The program was renewed for 2022 mainly due to the high volatility of nickel prices linked to future cash flows forecast for the year.

The contracts are traded on the London Metal Exchange or over-the-counter market and the hedged item's P&L is offset by the hedged item's P&L due to Nickel price variation.

							Financial
							settlement
							Inflows		Fair value
	Notional (ton)				Fair value		(Outflows)	Value at Risk	by year
	December 31,	December 31,	Bought/	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2021	2020	Sold	(US$/ton)	2021	2020	2021	2021	2022
Nickel Revenue Hedge Program
Call options	—	58,620	S	—	—	(46)	(67)	—	—
Put options	—	58,620	B	—	—	28	—	—	—
Forward	39,575	—	S	20,008	(26)	—	—	23	(26)
Total					(26)	(18)	(67)	23	(26)

Cash flow hedge (Palladium) - To reduce the volatility of its future cash flows arising from changes in palladium prices, the Company implemented a Palladium Revenue Hedging Program. Under this program, hedge operations were executed using forwards and option contracts to protect a portion of the highly probable forecast sales at floating prices. A hedge accounting treatment is given to this program. The derivative transactions under the program are negotiated over-the-counter and the financial settlement inflows/outflows are offset by the protected items' losses/gains due to palladium price changes.

							Financial
							settlement		Fair
							Inflows	Value at	value
	Notional (t oz)				Fair value		(Outflows)	Risk	by year
	December 31,	December 31,	Bought /	Average strike	December 31,	December 31,	December 31,	December 31,
Flow	2021	2020	Sold	(US$/t oz)	2021	2020	2021	2021	2022
Palladium Revenue Hedge Program
Call Options	44,228	7,200	S	3,370	(1)	(1)	—	2	(1)
Put Options	44,228	7,200	B	2,436	26	—	5	15	26
Total					25	(1)	5	17	25

Cash flow hedge (Metallurgical Coal) – To reduce the volatility of its cash flow as a result of fluctuations in metallurgical coal prices, in July 2021, the Company implemented a Metallurgical Coal Revenue Hedge Program. Under this program, hedge transactions were executed through forward contracts to protect a portion of the projected sales of this product at fluctuating prices that is highly probable to occur. Hedge accounting treatment is being given to the program. The contracts are traded over-the-counter and the cash settlement in/out results are offset by the protected items' loss/gain results due to metallurgical coal price variations. The program was liquidated in December 2021.

						Financial
						settlement		Fair
						Inflows		Value by
	Notional (ton)			Fair Value		(Outflows)	Risk Value	year
	December	December		December 31,	December	December	December
Flow	31, 2021	31, 2020	Buy / Sell	2021	31, 2020	31, 2021	31, 2021	2022
Metallurgical Coal Revenue Hedge Program	—	—	S	—	—	(8)	—	—

Cash flow hedge (Thermal Coal) – In order to reduce the volatility in thermal coal prices, the Company implemented in May 2021, the Thermal Coal Revenue Hedge Program. Under this program, hedge transactions were executed through forward contracts to protect a portion of the projected sales of this product at fluctuating prices. The program was liquidated in December 2021.

						Financial
						settlement		Fair
						Inflows		value by
	Notional (ton)			Fair Value		(Outflows)	Risk Value	year
	December	December	Bought /	December 31,	December	December	December
Flow	31, 2021	31, 2020	Sold	2021	31, 2020	31, 2021	31, 2021	2022
Thermal coal revenue Hedge Program
New Castle	—	—	S	—	—	(43)	—	—
API4	—	—	S	—	—	(18)	—	—
Total				—	—	(61)	—	—

b)	Market risk - Foreign exchange and interest rates

The Company's cash flow is exposed to the volatility of several currencies against the U.S. dollar. While most of our product prices are indexed to U.S. dollars, most of our costs, disbursements and investments are indexed to currencies other than the U.S. dollar, principally the Brazilian real and the Canadian dollar.

The Company implements hedge transactions to protect its cash flow against the market risks that arises from its debt obligations and other liabilities – mainly currency volatility. The hedges cover most of the debt denominated in Brazilian real. The Company uses swap and forward transactions to convert debt and financial obligations linked to Brazilian real into U.S. dollar, with volumes, flows and settlement dates similar to those of the debt instruments and financial obligations - or sometimes lower, subject to market liquidity conditions.

Hedging instruments with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debt and financial obligations final maturity. At each settlement date, the results of the swap and forward transactions partially offset the impact of the foreign exchange rate in the Company’s obligations, contributing to stabilize the cash disbursements in U.S. dollar.

(b.i)	Protection programs for the R$ denominated debt instruments and other liabilities

To reduce cash flow volatility, swap and forward transactions were implemented to convert into US$ the cash flows from certain liabilities denominated in R$ with interest rates linked mainly to Brazilian Interbank Interest rate ("CDI"), TJLP and consumer price index ("IPCA"). In those swaps, the Company pays fixed or floating rates in US$ and receives payments in R$ linked to the interest rates of the protected liabilities. The swap and forward transactions were negotiated over-the-counter and the protected items are the cash flows from debt instruments and other liabilities linked to R$.

									Financial
									Settlement
									Inflows
	Notional						Fair value		(Outflows)	Value at Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2021		2020		Index	rate	2021	2020	2021	2021	2022	2023	2024+
CDI vs. US$ fixed rate swap							(461)	(473)	(65)	40	(105)	(64)	(292)
Receivable	R$	8,142	R$	9,445	CDI	100.40%
Payable	US$	1,906	US$	2,213	Fix	2.54%
TJLP vs. US$ fixed rate swap							(130)	(163)	(52)	6	(46)	(13)	(71)
Receivable	R$	1,192	R$	1,651	TJLP +	1.10%
Payable	US$	320	US$	460	Fix	3.19%
R$ fixed rate vs. US$ fixed rate swap							62	(111)	(87)	22	(51)	(6)	(5)
Receivable	R$	5,730	R$	2,512	Fix	3.82%
Payable	US$	1,084	US$	621	Fix	1.58%
IPCA vs. US$ fixed rate swap							(118)	(173)	(57)	8	(5)	(13)	(100)
Receivable	R$	1,508	R$	2,363	IPCA +	4.54%
Payable	US$	373	US$	622	Fix	3.88%
IPCA vs. CDI swap							40	45	7	—	40	—	—
Receivable	R$	769	R$	694	IPCA +	6.63%
Payable	R$	1,350	R$	550	CDI	98.76%
EUR fixed rate vs. US$ fixed rate swap							—	(1)	(29)	—	—	—	—
Receivable		—	EUR	500	Fix	0.00%
Payable		—	US$	613	Fix	0.00%
Forward	R$	6,013	R$	916	B	5.57	(4)	(1)	15	20	15	(9)	(10)

b.ii)Protection program for Libor floating interest rate US$ denominated debt

The Company has also exposure to interest rates risks over loans and financings. The US Dollar floating rate debt in the portfolio consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, such debt instruments are indexed to the LIBOR in US dollar.

To reduce the cash flow volatility, swap transactions were implemented to convert Libor floating interest rate cash flows from certain debt instruments issued by the Company into fixed interest rate. In those swaps, the Company receives floating rates and pays fixed rates in US$.

									Financial
									Settlement
									Inflows	Value at
	Notional						Fair value		(Outflows)	Risk	Fair value by year
	December 31,		December 31,			Average	December 31,	December 31,	December 31,	December 31,
Flow	2021		2020		Index	rate	2021	2020	2021	2021	2022	2023	2024+
Libor vs. US$ fixed rate swap							11	(7)	(1)	2	1	8	2
Receivable	US$	950	US$	950	Libor	0.13%
Payable	US$	950	US$	950	Fix	0.48%

c)Market risk - Product prices and input costs

The Company is also exposed to market risks associated with the price volatility of commodities and inputs, especially freight and fuel costs. In line with its risk management policy, risk mitigation strategies involving commodities are used to reduce cash flow volatility. These mitigation strategies incorporate derivative instruments, predominantly forward, futures and options.

c.i)	Protection program for product prices and input costs

							Financial
							settlement
							Inflows		Fair value
	Notional				Fair value		(Outflows)	Value at Risk	by year
Flow	December 31, 2021	December 31, 2020	Bought / Sold	Average strike (US$/bbl)	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2021	2022

Brent crude oil (bbl)
Call options	762,000	13,746,945	B	81	7	92	175	1	7
Put options	762,000	13,746,945	S	55	(2)	(12)	—	—	(2)

Forward Freight Agreement (days)
Freight forwards (days)	330	1,625	B	23,650	1	4	30	—	1

Brent Crude Oil - In order to reduce the impact of fluctuations in fuel oil prices on the hiring and availability of maritime freight and, consequently, to reduce the Company's cash flow volatility, hedging operations were carried out through options contracts on Brent Crude Oil for different portions of the exposure. The derivative transactions were negotiated over-the-counter and the protected item is part of the costs linked to the price of fuel oil used on ships. The financial settlement inflows/outflows are offset by the protected items' losses/gains.

Freight derivative - To reduce the impact of maritime freight price volatility on the Company's cash flow, freight hedging transactions were implemented, through Forward Freight Agreements (FFAs). The protected item is part of the costs linked to maritime freight spot prices. The financial settlement inflows/outflows of the FFAs are offset by the protected items'

losses/gains due to freight price changes. The FFAs are contracts traded over the counter and can be cleared through a Clearing House, in this case subject to margin requirements.

d)Other derivatives, including embedded derivatives in contracts

							Financial
							settlement
							Inflows
	Notional			Average	Fair value		(Outflows)	Value at Risk	Fair value
	December 31,	December 31,	Bought/	strike	December 31,	December 31,	December 31,	December 31,
Flow	2021	2020	Sold	(US$/bbl)	2021	2020	2021	2021	2022+
Option related to a Special Purpose Entity “SPE” (quantity)
Call option	137,751,623	137,751,623	B	3.12	13	18	—	2	13

Embedded derivative in natural gas purchase agreement (volume/month)
Call options	729,571	746,667	S	233	(1)	—	3	1	(1)

Embedded derivative in raw material purchase contract (tons)
Nickel forwards	4,269	1,497	S	19,817	(1)	2	—	2	(1)
Copper forwards	1,603	1,009	S	9,571	—	—	—	—	—

Minimum return guarantee on part of the stake in an associate sold to investment fund
Put option	—	—	S	—	—	(19)	—	—	—

Fixed price sales protection (ton)
Nickel forwards	342	—	B	16,284	1	—	2	—	1

Hedge program for products acquisition for resale (tons)
Nickel forwards	1,206	—	S	20,055	(1)	—	1	1	(1)

Option related to a Special Purpose Entity "SPE" - The Company acquired in January 2019 a call option related to shares of certain special purpose entities, which are part of a wind farm located in Bahia, Brazil. This option was acquired in the context of the Company's signing of electric power purchase and sale agreements with an SPE, supplied by this wind farm.

Embedded derivative in natural gas purchase agreement - The Company has also a natural gas purchase agreement in which there´s a clause that defines that a premium can be charged if the Company's pellet sales prices trade above a pre-defined level. This clause is considered an embedded derivative.

Embedded derivative in raw material purchase contract - The Company has some nickel concentrate and raw materials purchase agreements in which there are provisions based on nickel and copper future prices behavior. These provisions are considered as embedded derivatives.

Minimum return guarantee on part of the stake in an associate sold to investment fund - In 2014, the Company sold part of its stake in an associate to an investment fund, of which sales contract establishes, under certain conditions, a minimum return guarantee on the investment whose maturity was extended to December 2021. This is considered an embedded derivative, with payoff equivalent to a put option.

Fixed price sales protection - The Company started an operational program to protect nickel sales at a fixed price, to convert to floating price commercial contracts with customers to maintain the Company’s exposure to price fluctuations. The transactions usually carried out in this program are nickel purchases for future settlement.

Hedge program for products acquisition for resale - The Company started a hedge program with forward transactions with the objective of reducing the risk of price mismatch between the period of purchase and sale of products to third parties.

e)	Sensitivity analysis of derivative financial instruments

The following tables present the potential value of the instruments given hypothetical stress scenarios for the main market risk factors that impact the derivatives positions. The scenarios were defined as follows:

●	Probable: the probable scenario was defined as the fair value of the derivative instruments as at December 31, 2021
●	Scenario I: fair value estimated considering a 25% deterioration in the associated risk variables
●	Scenario II: fair value estimated considering a 50% deterioration in the associated risk variables

Instrument	Instrument’s main risk events	Probable	Scenario I	Scenario II

CDI vs. US$ fixed rate swap	R$ depreciation	(461)	(945)	(1,429)
	US$ interest rate inside Brazil decrease	(461)	(493)	(526)
	Brazilian interest rate increase	(461)	(497)	(534)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

TJLP vs. US$ fixed rate swap	R$ depreciation	(129)	(204)	(279)
	US$ interest rate inside Brazil decrease	(129)	(132)	(136)
	Brazilian interest rate increase	(129)	(139)	(147)
	TJLP interest rate decrease	(129)	(135)	(140)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

R$ fixed rate vs. US$ fixed rate swap	R$ depreciation	(63)	(324)	(585)
	US$ interest rate inside Brazil decrease	(63)	(73)	(83)
	Brazilian interest rate increase	(63)	(103)	(139)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA swap vs. US$ fixed rate swap	R$ depreciation	(118)	(216)	(315)
	US$ interest rate inside Brazil decrease	(118)	(124)	(132)
	Brazilian interest rate increase	(118)	(135)	(153)
	IPCA index decrease	(118)	(127)	(136)
Protected item: R$ denominated debt	R$ depreciation	n.a.	—	—

IPCA swap vs. CDI swap	Brazilian interest rate increase	41	39	36
	IPCA index decrease	41	40	38
Protected item: R$ denominated debt linked to IPCA	IPCA index decrease	n.a.	(40)	(38)

US$ floating rate vs. US$ fixed rate swap	US$ Libor decrease	11	3	(5)
Protected item: Libor US$ indexed debt	US$ Libor decrease	n.a.	(3)	5

NDF BRL/USD	R$ depreciation	(4)	(245)	(487)
	US$ interest rate inside Brazil decrease	(4)	(11)	(17)
	Brazilian interest rate increase	(4)	(29)	(52)
Protected item: R$ denominated liabilities	R$ depreciation	n.a.	—	—

Instrument	Instrument's main risk events	Probable	Scenario I	Scenario II
Fuel oil protection
Options	Price input decrease	5	(4)	(14)
Protected item: Part of costs linked to fuel oil prices	Price input decrease	n.a.	4	14

Forward Freight Agreement
Forwards	Freight price decrease	1	(1)	(3)
Protected item: Part of costs linked to maritime freight prices	Freight price decrease	n.a.	1	3

Nickel sales fixed price protection
Forwards	Nickel price decrease	1	—	(2)
Protected item: Part of nickel revenues with fixed prices	Nickel price decrease	n.a.	—	2

Hedge program for products acquisition for resale (tons)
Forwards	Nickel price increase	(1)	(5)	(11)
Protected item: Part of revenues from products for resale	Nickel price increase	n.a.	5	11

Nickel Revenue Hedging Program
Options	Nickel price increase	(26)	(233)	(440)
Protected item: Part of nickel revenues with fixed sales prices	Nickel price increase	n.a.	233	440

Palladium Revenue Hedging Program
Options	Palladium price increase	25	10	(2)
Protected item: Part of palladium future revenues	Palladium price increase	n.a.	(10)	2

Option - SPCs	SPCs stock value decrease	13	3	—

Instrument	Main risks	Probable	Scenario I	Scenario II
Embedded derivatives - Raw material purchase (nickel)	Nickel price increase	(1)	(22)	(44)
Embedded derivatives - Raw material purchase (copper)	Copper price increase	—	(4)	(8)
Embedded derivatives - Gas purchase	Pellet price increase	(1)	(2)	(3)

f)	Credit risk management

The Company is exposed to credit risk arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments.  Our credit risk management process provides a framework for assessing and managing counterparties' credit risk and for maintaining our risk at an acceptable level.

For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or requests the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty's strategic position and history of commercial relations.

Based on the counterparty's credit risk, risk mitigation strategies may be used to manage the Company’s credit risk. The main credit risk mitigation strategies include non-recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

f.i)	Accounts receivable

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Europe and Brazil the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables. Historically, the expected credit loss on the Company's accounts receivable portfolio is immaterial (note 10).

f.ii)	Financial instruments, except for accounts receivable

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom the Company has credit exposure. Furthermore, the Company controls the portfolio diversification and monitor different indicators of solvency and liquidity of the different counterparties that were approved for trading. The carrying amount of the financial assets that represent the exposure to credit risk is presented below:

	December 31, 2021	December 31, 2020
Cash and cash equivalents (note 23)	11,721	13,487
Short-term investments (note 23)	184	771
Restricted cash	117	38
Judicial deposits (note 28)	1,220	1,268
Derivative financial instruments	131	200
Investments in equity securities (note 14a)	6	757
Related parties - Loans (note 31)	—	1,118
Total	13,379	17,639

f.iii)	Financial counterparties' ratings

The transactions of derivative instruments, cash and cash equivalents as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency as published by Moody's regarding the main financial institutions used by the Company to contract derivative instruments, cash and cash equivalents transaction.

	December 31, 2021		December 31, 2020
	Cash and cash		Cash and cash
	equivalents		equivalents
	and		and
	investment	Derivatives	investment	Derivatives
Aa1	128	—	92	—
Aa2	285	15	363	14
Aa3	495	34	1,147	37
A1	1,145	3	2,574	21
A2	3,478	39	4,760	55
A3	1,518	20	540	40
Baa1	90	—	4	—
Baa2	10	—	2	—
Ba2 (i)	2,763	5	2,932	2
Ba3 (i)	1,988	—	1,842	4
Others	5	15	2	27
	11,905	131	14,258	200
(i)A substantial part of the balances is held with financial institutions in Brazil and, in local currency, they are deemed investment grade.

g)	Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

The available revolving credit facilities are intended to assist short term liquidity management and to enable more efficiency in cash management and were provided by a syndicate of several global commercial banks. The Company has two revolving credit facilities, in the amount of US $5,000, for which US $3,000 have maturity date in 2024 and US $2,000 in 2026. As at December 31, 2021, these lines are undrawn.

Accounting policy

The Company uses financial instruments to hedge its exposure to certain market risks arising from operational, financing and investing activities. Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments (hedge accounting).

At the beginning of the hedge operations, the Company documents the type of hedge, the relation between the hedging instrument and hedged items, its risk management objective and strategy for undertaking hedge operations. The Company also documents, both at hedge inception and on an ongoing basis that the hedge is expected to continue to be highly effective. The Company has elected to adopt the new general hedge accounting model in IFRS 9 and designates certain derivatives as either:

Cash flow hedge - The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within "Unrealized fair value gain (losses)". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized in profit or loss when the transaction is recognized in the income statement.

Net investment hedge - Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in equity within "Cumulative translation adjustments". The gain or loss relating to the ineffective portion is recognized immediately in the income statement. Gains and losses accumulated in equity are included in the statement of income when the foreign operation is partially or fully disposed of or sold.

Derivatives at fair value through profit or loss - Certain derivative instruments do not qualify for hedge accounting. Changes in the fair value of any of these derivative instruments are recognized immediately in the income statement.

Critical accounting estimates and judgments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. Vale uses its own judgment to choose between the various methods. Assumptions are based on the market conditions, at the end of the year. An analysis of the impact if actual results are different from management's estimates is present under "Sensitivity analysis of derivative financial instruments".